Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance Table

					Value of initial Fixed $100 Investment			Company Selected Financial Performance Measure
Year	SCT Total Compensation for PEO (1)	Compensation Actually Paid to PEO	Average SCT Total Compensation For Non-PEO NEOs (2)	Average Compensation Actually Paid to Non‑PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return (3)	Net Income (4) (in 000s)	Pre-Tax Income (5) (in 000s)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$2,635,789	$2,836,481	$1,443,577	$1,512,308	$118	$120	$19,730	$26,833
2024	2,604,854	609,226	927,201	366,433	106	149	19,956	26,153
2023	2,887,694	3,479,323	1,134,652	1,292,075	161	104	56,319	72,711
2022	2,679,191	2,646,013	1,170,014	959,065	126	89	89,358	119,501
2021	3,161,832	3,814,594	1,215,126	1,490,490	121	135	90,803	118,535

Company Selected Measure Name	Pre-tax income
Named Executive Officers, Footnote	Steve Burdette served as our CEO in 2025 and Clarence Smith served as our CEO for each year from 2021 through 2024. The NEOs included in this calculation for each year are:
2025 - Clarence Smith, Richard Hare and John Gill
2024 – Steve Burdette, Richard Hare, John Gill, Helen Bautista and Ed Clary.
2023 – Steve Burdette, Richard Hare, Ed Clary, and John Gill
2022 – Steve Burdette, Richard Hare, Ed Clary, John Gill and Rawson Haverty
2021 – Steve Burdette, Richard Hare, Ed Clary, and John Gill

Peer Group Issuers, Footnote	The peer group TSR is based on the cumulative return of the NYSE/AMEX/Nasdaq Home Furnishings & Equipment Store Index (SIC Codes 5700-5799), the same index used for our performance graph disclosed in our 2025 Annual Report on Form 10-K.
PEO Total Compensation Amount	$ 2,635,789	$ 2,604,854	$ 2,887,694	$ 2,679,191	$ 3,161,832
PEO Actually Paid Compensation Amount	$ 2,836,481	609,226	3,479,323	2,646,013	3,814,594
Adjustment To PEO Compensation, Footnote	The additional table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate CAP. There were no assumptions made in the valuation of equity awards that differ materially from those disclosed as of the grant date of such equity awards.

2025 Reconciliation	PEO	Other NEOs
Total Compensation From SCT	$2,635,789	$1,443,577
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY	$1,072,193	$404,440
ADD: FV as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$1,285,734	$478,062
ADD: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$17,584	$25,377
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$(6,541)	$(4,595)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions or were cancelled during FY	$—	$—
DEDUCT: change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in SCT(1)	$23,892	$25,673
Compensation Actually Paid (CAP) as defined by SEC Rule	$2,836,481	$1,512,308
(1)As discussed on page 37, the SERP was frozen in 2006 and accordingly there are no changes related to service costs and prior service costs.

Non-PEO NEO Average Total Compensation Amount	$ 1,443,577	927,201	1,134,652	1,170,014	1,215,126
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,512,308	366,433	1,292,075	959,065	1,490,490
Adjustment to Non-PEO NEO Compensation Footnote	The additional table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate CAP. There were no assumptions made in the valuation of equity awards that differ materially from those disclosed as of the grant date of such equity awards.

2025 Reconciliation	PEO	Other NEOs
Total Compensation From SCT	$2,635,789	$1,443,577
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY	$1,072,193	$404,440
ADD: FV as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$1,285,734	$478,062
ADD: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$17,584	$25,377
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$(6,541)	$(4,595)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions or were cancelled during FY	$—	$—
DEDUCT: change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in SCT(1)	$23,892	$25,673
Compensation Actually Paid (CAP) as defined by SEC Rule	$2,836,481	$1,512,308
(1)As discussed on page 37, the SERP was frozen in 2006 and accordingly there are no changes related to service costs and prior service costs.

Compensation Actually Paid vs. Total Shareholder Return	CAP versus TSR
Compensation Actually Paid vs. Net Income	Compensation Actual Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure	versus Pre-Tax Income
Total Shareholder Return Vs Peer Group	Total Shareholder Return ("TSR") : Company versus Peer Group
Tabular List, Table
Financial Performance Measures
Our executive compensation program and compensation decisions reflect the guiding principles of aligning long-term performance and stockholder interests. The metrics used within our incentive plans are selected to support these objectives. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are as follows:
•Pre-Tax Income
•EBITDA
•Net Sales

Total Shareholder Return Amount	$ 118	106	161	126	121
Peer Group Total Shareholder Return Amount	120	149	104	89	135
Net Income (Loss)	$ 19,730,000	$ 19,956,000	$ 56,319,000	$ 89,358,000	$ 90,803,000
Company Selected Measure Amount	26,833,000	26,153,000	72,711,000	119,501,000	118,535,000
PEO Name	Steve Burdette	Clarence Smith	Clarence Smith	Clarence Smith	Clarence Smith
Additional 402(v) Disclosure	Net income as included in our 2025 Annual Report on Form 10-K. Pre-tax income, or income before income taxes, as included in our 2025 Annual Report on Form 10-K.
While the Company utilizes several performance measures to align executive compensation with Company performance, not all of those Company measures are presented in the Pay-versus-Performance Table set forth above. Moreover, the Company generally seeks to incentivize positive long-term performance and, therefore, does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v), the Company is providing the following descriptions of the relationships between information presented in the Pay‑versus-Performance table.
Total Shareholder Return: TSR has the most direct and significant impact on CEO and NEO compensation actually paid. This is primarily driven by our compensation program design, which is structured with a significant portion of compensation delivered in equity awards (RSUs and PRSUs). The graphs below show the relationship between (1) compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs and our cumulative TSR and (2) our cumulative TSR and peer group TSR, over the five fiscal years ending December 31, 2025.
Pre-Tax Income: Pre-Tax Income impacts on CEO and NEO compensation actually paid because it is the primary metric in our MIP-I Plan. The graphs below show the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs and our pre-tax income over the five fiscal years ending December 31, 2025.

Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Tax Income
Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (23,892)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,072,193)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,285,734
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,584
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,541)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,673)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(404,440)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	478,062
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,377
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,595)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0